UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Institutional Investment Manager filing this Report:

Name:	Mead, Adam & Co., Inc.
Adress:	2110 Kettering Tower
	Dayton, OH 45423

13F File Number 801-8513

The institautional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, andthat it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name	Luke J. Albers
Title	Controller
Phone:	937-461-3790
	Luke J. Albers  Dayton, OH	6/28/99

Report Type:  13F Holding Report

List of other managers reporting for this manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BUY THE SECURITIES EXCHANGE ACT OF 1934.